Earnings / (loss) per Common Share - Schedule of Earnings / (Loss) per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Earnings Per Share [Abstract]
Net income / (loss)	$ (3,794)	$ 19
Weighted average number of common shares, basic and diluted	18,277,893	18,277,893
Earnings / (loss) per common share, basic and diluted	$ (0.21)	$ 0.00